Parent company only condensed financial information - Schedule of Condensed Balance Sheets (Details) ¥ in Thousands, $ in Thousands	Dec. 31, 2022 CNY (¥)	Dec. 31, 2022 USD ($)	Dec. 31, 2021 CNY (¥)	Dec. 31, 2021 USD ($)	Dec. 31, 2020 CNY (¥)	Dec. 31, 2019 CNY (¥)
Current assets:
Cash and cash equivalents	¥ 346,539	$ 50,243	¥ 444,933	$ 64,509	¥ 549,979	¥ 694,910
Amount due from related party other than the subsidiaries of the Group	76		107
Prepayments and other current assets	46,537	6,747	53,466
Total current assets	880,528	127,664	954,255
Non-current assets:
Intangible assets, net	18,339	2,659	21,675
Restricted time deposits-non-current	9,180		8,973
Other non-current assets	10,758	1,560	33,873
Total non-current assets	81,734	11,851	115,667
Total assets	962,262	139,515	1,069,922
Current liabilities:
Accounts payable	96,729	14,024	103,782
Accrued expenses and other current liabilities	88,871	12,885	152,521
Total current liabilities	509,197	73,826	529,317
Non-current liabilities:
Other non-current liabilities	13,096	1,900	13,604
Total non-current liabilities	16,740	2,428	18,153
Total liabilities	525,937	76,254	547,470
Ordinary shares	286	41	286
Treasury stock, at cost (6,786,317 and 6,015,817 shares held as of December 31, 2021 and 2022, respectively)	(77,499)	(11,236)	(88,130)
Additional paid-in capital	1,891,266	274,208	1,902,587
Accumulated losses	(1,424,153)	(206,483)	(1,299,846)
Statutory reserves	2,027	294	2,027
Accumulated other comprehensive income/(loss)	37,941	5,501	(15,419)
Total shareholders' equity	429,868	62,325	501,505
Total liabilities, mezzanine equity and shareholders' equity	962,262	139,515	1,069,922
Parent company
Current assets:
Cash and cash equivalents	19,518	2,830	1,952
Amount due from related party other than the subsidiaries of the Group	13,818	2,003	10,779
Prepayments and other current assets	1,629	236	1,152
Total current assets	34,965	5,069	13,883
Non-current assets:
Intangible assets, net	1,460	212	1,063
Restricted time deposits-non-current	25,879	3,752	23,293
Amount due from subsidiaries and VIEs	1,347,219	195,328	1,245,224
Other non-current assets			13,625
Total non-current assets	1,374,558	199,292	1,283,205
Total assets	1,409,523	204,361	1,297,088
Current liabilities:
Accounts payable	606	88	717
Deficit in subsidiaries and VIEs	924,085	133,980	723,803
Accrued expenses and other current liabilities	2,742	398	1,895
Total current liabilities	927,433	134,466	726,415
Non-current liabilities:
Amount due to subsidiaries and VIEs	39,906	5,786	56,903
Other non-current liabilities	12,316	1,784	12,265
Total non-current liabilities	52,222	7,570	69,168
Total liabilities	979,655	142,036	795,583
Ordinary shares	286	41	286
Treasury stock, at cost (6,786,317 and 6,015,817 shares held as of December 31, 2021 and 2022, respectively)	(77,499)	(11,236)	(88,130)
Additional paid-in capital	1,891,266	274,208	1,902,587
Accumulated losses	(1,424,153)	(206,483)	(1,299,846)
Statutory reserves	2,027	294	2,027
Accumulated other comprehensive income/(loss)	37,941	5,501	(15,419)
Total shareholders' equity	429,868	62,325	501,505
Total liabilities, mezzanine equity and shareholders' equity	¥ 1,409,523	$ 204,361	¥ 1,297,088